Other receivables, net (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Yiang
Defined Benefit Plan Disclosure [Line Items]
Payment of refundable deposit	$ 6,546,537
Chengtai
Defined Benefit Plan Disclosure [Line Items]
Payment of refundable deposit	6,938,846
Zhongrun
Defined Benefit Plan Disclosure [Line Items]
Payment of refundable deposit	$ 94,107